Accrued Charter Revenue and Unearned Revenue	6 Months Ended
Jun. 30, 2013
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

10. Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:
(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2012 and June 30, 2013, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rates. As at December 31, 2012, the net accrued charter revenue totaling to $288 is comprised of $5,100, separately reflected in Current assets, $13,422 separately reflected in Non-current assets, and $18,234 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying December 31, 2012 consolidated balance sheet. As at June 30, 2013, the net accrued charter revenue totaling to ($6,346) is comprised of $9,306, separately reflected in Current assets, $6,702 separately reflected in Non-current assets, and $22,354 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying June 30, 2013 consolidated balance sheet. The maturities of the net accrued charter revenue as of  December 31 of each year is as follows:

Year ending December 31,	Amount
2013	(162)
2014	4,650
2015	222
2016	(6,444)
2017	(4,642)
2018	30
(6,346)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2012 and June 30, 2013, reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met and (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate.

	2012	2013
Hires collected in advance	4,002	2,860
Charter revenue resulting from varying charter rates	18,234	22,354
Total	22,236	25,214
Less current portion	(5,595)	(3,705)
Non-current portion	16,641	21,509